Document and Entity Information	Nov. 14, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 14, 2024
Entity Registrant Name	TRADE DESK, INC.
Entity Incorporation State Country Code	NV
Entity File Number	001-37879
Entity Tax Identification Number	27-1887399
Entity Address Address Line 1	42 N. Chestnut Street
Entity Address City Or Town	Ventura
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93001
City Area Code	805
Local Phone Number	585-3434
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.000001 per share
Trading Symbol	TTD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001671933
Amendment Flag	false